Retirement benefit obligations - Schedule of Net Retirement Amounts Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts recognised in the balance sheet
At 1 January	£ 3,488
At 31 December	2,906	£ 3,488
Present value of funded obligations
Amounts recognised in the balance sheet
At 1 January	(30,201)	(28,965)
At 31 December	(27,118)	(30,201)
Changes in the fair value of scheme assets
Amounts recognised in the balance sheet
At 1 January	33,733	32,697
Return on plan assets	(3,712)	(318)
Employer contributions	172	1,342
At 31 December	30,063	33,733
Defined benefit pension schemes
Amounts recognised in the balance sheet
At 1 January	3,532	3,732
Net defined benefit pension credit	13	80
Actuarial gains (losses) on defined benefit obligation	2,940	(1,304)
Return on plan assets	(3,712)	(318)
Employer contributions	172	1,342
At 31 December	2,945	3,532
Defined benefit pension schemes | Present value of funded obligations
Amounts recognised in the balance sheet
At 1 January	(30,201)
At 31 December	(27,118)	(30,201)
Defined benefit pension schemes | Changes in the fair value of scheme assets
Amounts recognised in the balance sheet
At 1 January	33,733
At 31 December	£ 30,063	£ 33,733